JPMorgan Strategic Income Opportunities Fund
Schedule of Portfolio Investments as of November 30, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 39.2%
Aerospace & Defense — 0.0% ^
Bombardier, Inc. (Canada) 7.88%, 4/15/2027 (a)	128	128
ICITII 6.00%, 1/31/2033 ‡ (a)	409	192
		320
Automobile Components — 0.2%
Allison Transmission, Inc. 4.75%, 10/1/2027 (a)	1,870	1,867
Cooper-Standard Automotive, Inc.
13.50% (Cash), 3/31/2027 (a) (b)	10,324	10,823
5.63% (Cash), 5/15/2027 (a) (b)	3,029	2,973
		15,663
Automobiles — 3.2%
BMW US Capital LLC (Germany)
(SOFRINDX + 0.55%), 4.63%, 4/2/2026 (a) (c)	23,852	23,872
(SOFRINDX + 0.80%), 4.86%, 8/13/2026 (a) (c)	15,420	15,465
(SOFRINDX + 0.78%), 4.86%, 3/19/2027 (a) (c)	24,360	24,437
(SOFR + 0.71%), 4.73%, 8/11/2027 (a) (c)	23,000	23,057
(SOFRINDX + 0.92%), 4.98%, 8/13/2027 (a) (c)	23,581	23,707
Hyundai Capital America (SOFR + 1.12%), 5.20%, 6/23/2027 (a) (c)	18,310	18,405
Mercedes-Benz Finance North America LLC (Germany)
(SOFR + 0.67%), 4.62%, 1/9/2026 (a) (c)	33,245	33,261
(SOFR + 0.63%), 4.57%, 7/31/2026 (a) (c)	42,801	42,866
(SOFR + 0.78%), 4.86%, 4/1/2027 (a) (c)	27,930	28,032
(SOFR + 0.85%), 4.91%, 11/15/2027 (a) (c)	28,405	28,591
(SOFR + 0.93%), 5.01%, 3/31/2028 (a) (c)	17,540	17,611
Volkswagen Group of America Finance LLC (Germany)
(SOFR + 0.83%), 4.91%, 3/20/2026 (a) (c)	22,956	22,986
(SOFR + 1.06%), 5.12%, 8/14/2026 (a) (c)	13,760	13,801
		316,091
Banks — 14.1%
Australia & New Zealand Banking Group Ltd. (Australia)
(SOFR + 0.47%), 4.55%, 12/16/2026 (a) (c)	18,400	18,425
(SOFR + 0.81%), 4.88%, 1/18/2027 (a) (c)	22,500	22,601
(SOFR + 0.68%), 4.75%, 7/16/2027 (a) (c)	13,650	13,726
Bank of America Corp.
(3-MONTH CME TERM SOFR + 1.02%), 5.06%, 9/15/2026 (c)	7,174	7,195
(SOFR + 0.97%), 5.04%, 7/22/2027 (c)	6,740	6,755
(SOFR + 1.35%), 5.43%, 9/15/2027 (c)	6,591	6,636
(SOFR + 1.05%), 5.11%, 2/4/2028 (c)	24,282	24,424
Bank of America NA (SOFR + 1.02%), 5.08%, 8/18/2026 (c)	11,950	12,027
Bank of Montreal (Canada)
(SOFRINDX + 1.33%), 5.42%, 6/5/2026 (c)	17,500	17,587
(SOFRINDX + 0.76%), 4.85%, 6/4/2027 (c)	13,430	13,500
(SOFRINDX + 0.88%), 4.97%, 9/10/2027 (c)	24,820	24,893
Bank of Nova Scotia (The) (Canada)
(SOFRINDX + 0.55%), 4.60%, 3/2/2026 (c)	4,652	4,656
(SOFRINDX + 0.78%), 4.87%, 6/4/2027 (c)	9,100	9,146

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Barclays plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.87%), 6.13%, 12/15/2025 (c) (d) (e) (f)	2,945	2,947
Canadian Imperial Bank of Commerce (Canada)
(SOFR + 1.22%), 5.30%, 10/2/2026 (c)	13,200	13,296
(SOFRINDX + 0.93%), 5.02%, 9/11/2027 (c)	18,340	18,398
(SOFR + 0.72%), 4.75%, 1/13/2028 (c)	9,170	9,184
Citibank NA
(SOFRINDX + 0.59%), 4.65%, 4/30/2026 (c)	27,390	27,416
(SOFR + 0.71%), 4.77%, 8/6/2026 (c)	18,200	18,249
(SOFRINDX + 1.06%), 5.15%, 12/4/2026 (c)	2,390	2,406
(SOFR + 0.78%), 4.87%, 5/29/2027 (c)	8,270	8,311
(SOFR + 0.71%), 4.77%, 11/19/2027 (c)	27,500	27,556
Citigroup, Inc.
(SOFR + 0.77%), 4.86%, 6/9/2027 (c)	18,370	18,395
(SOFR + 1.14%), 5.20%, 5/7/2028 (c)	30,620	30,801
Commonwealth Bank of Australia (Australia)
(SOFR + 0.75%), 4.84%, 3/13/2026 (a) (c)	9,250	9,261
(SOFR + 0.46%), 4.51%, 11/27/2026 (a) (c)	6,140	6,153
Cooperatieve Rabobank UA (Netherlands)
(SOFRINDX + 0.62%), 4.67%, 8/28/2026 (c)	19,000	19,049
(SOFRINDX + 0.71%), 4.80%, 3/5/2027 (c)	30,000	30,225
(SOFR + 0.59%), 4.64%, 5/27/2027 (c)	20,250	20,307
(SOFR + 0.60%), 4.67%, 1/21/2028 (c)	14,700	14,761
Credit Agricole SA (France)
(USD Swap Semi 5 Year + 6.19%), 8.13%, 12/23/2025 (a) (c) (d) (e) (f)	14,160	14,197
(USD Swap Semi 5 Year + 6.19%), 8.13%, 12/23/2025 (c) (d) (e) (f) (g)	14,673	14,712
(SOFR + 1.29%), 5.37%, 7/5/2026 (a) (c)	13,125	13,194
(SOFR + 0.87%), 4.96%, 3/11/2027 (a) (c)	22,360	22,439
HSBC Holdings plc (United Kingdom) (SOFR + 1.57%), 5.51%, 8/14/2027 (c)	7,320	7,375
HSBC USA, Inc.
(SOFR + 0.96%), 5.05%, 3/4/2027 (c)	31,192	31,365
(SOFR + 0.97%), 5.02%, 6/3/2028 (c)	13,740	13,839
ING Groep NV (Netherlands)
(SOFRINDX + 1.01%), 4.97%, 4/1/2027 (c)	2,375	2,380
(SOFRINDX + 1.56%), 5.65%, 9/11/2027 (c)	1,534	1,546
Lloyds Banking Group plc (United Kingdom) (SOFRINDX + 1.56%), 5.50%, 8/7/2027 (c)	4,320	4,352
Morgan Stanley Bank NA
(SOFR + 1.17%), 5.19%, 10/30/2026 (c)	10,150	10,241
(SOFR + 0.69%), 4.72%, 10/15/2027 (c)	24,400	24,449
(SOFR + 1.08%), 5.15%, 1/14/2028 (c)	21,535	21,669
Morgan Stanley Private Bank NA (SOFR + 0.77%), 4.84%, 7/6/2028 (c)	18,400	18,436
National Australia Bank Ltd. (Australia)
(SOFR + 0.65%), 4.74%, 12/10/2025 (c) (g)	330	330
(SOFR + 0.55%), 4.61%, 1/29/2026 (a) (c)	2,200	2,202
(SOFR + 0.65%), 4.68%, 1/12/2027 (a) (c)	3,275	3,285
(SOFR + 0.62%), 4.71%, 6/11/2027 (a) (c)	13,630	13,693
(SOFR + 0.60%), 4.67%, 10/26/2027 (a) (c)	27,480	27,601

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
National Bank of Canada (Canada) (SOFRINDX + 0.90%), 4.98%, 3/25/2027 (c)	18,050	18,074
National Securities Clearing Corp. (SOFR + 0.57%), 4.62%, 5/20/2027 (a) (c)	41,310	41,524
NatWest Markets plc (United Kingdom)
(SOFR + 0.76%), 4.84%, 9/29/2026 (a) (c)	9,170	9,202
(SOFR + 0.90%), 4.96%, 5/17/2027 (a) (c)	9,100	9,150
Nordea Bank Abp (Finland) (SOFR + 0.74%), 4.82%, 3/19/2027 (a) (c)	18,360	18,447
PNC Bank NA (SOFR + 0.50%), 4.53%, 1/15/2027 (c)	27,500	27,506
Royal Bank of Canada (Canada)
(SOFRINDX + 1.08%), 5.11%, 1/12/2026 (c)	20,190	20,211
(SOFRINDX + 0.57%), 4.64%, 4/27/2026 (c)	29,911	29,949
(SOFRINDX + 1.08%), 5.15%, 7/20/2026 (c)	36,740	36,964
(SOFRINDX + 0.46%), 4.52%, 8/3/2026 (c)	18,400	18,428
(SOFRINDX + 0.59%), 4.65%, 11/2/2026 (c)	13,720	13,747
(SOFRINDX + 0.95%), 5.02%, 1/19/2027 (c)	11,300	11,371
(SOFRINDX + 0.79%), 4.86%, 7/23/2027 (c)	25,360	25,424
(SOFRINDX + 0.72%), 4.79%, 10/18/2027 (c)	9,150	9,174
(SOFRINDX + 0.82%), 4.90%, 3/27/2028 (c)	9,220	9,254
Skandinaviska Enskilda Banken AB (Sweden) (SOFR + 0.89%), 4.98%, 3/5/2027 (a) (c)	8,960	9,014
Societe Generale SA (France) (SOFR + 1.10%), 5.15%, 2/19/2027 (a) (c)	13,750	13,793
Sumitomo Mitsui Financial Group, Inc. (Japan)
(SOFR + 1.43%), 5.38%, 1/13/2026 (c)	26,350	26,390
(SOFR + 1.30%), 5.25%, 7/13/2026 (c)	17,550	17,663
Sumitomo Mitsui Trust Bank Ltd. (Japan)
(SOFR + 1.12%), 5.09%, 3/9/2026 (a) (c)	17,650	17,689
(SOFR + 1.15%), 5.11%, 9/14/2026 (a) (c)	10,540	10,610
Svenska Handelsbanken AB (Sweden)
(SOFR + 1.25%), 5.34%, 6/15/2026 (a) (c)	13,125	13,189
(SOFR + 0.66%), 4.71%, 5/28/2027 (a) (c)	4,700	4,718
Swedbank AB (Sweden) (SOFRINDX + 1.38%), 5.47%, 6/15/2026 (a) (c)	17,500	17,597
Toronto-Dominion Bank (The) (Canada)
(SOFR + 1.08%), 5.15%, 7/17/2026 (c)	24,160	24,278
(SOFR + 0.62%), 4.70%, 12/17/2026 (c)	22,900	22,976
(SOFR + 0.73%), 4.81%, 4/5/2027 (c)	22,620	22,711
(SOFR + 0.82%), 4.88%, 1/31/2028 (c)	18,400	18,466
(SOFR + 0.91%), 4.96%, 6/2/2028 (c)	4,580	4,602
US Bank NA (SOFR + 0.69%), 4.76%, 10/22/2027 (c)	18,300	18,350
Wells Fargo & Co.
(3-MONTH CME TERM SOFR + 0.76%), 4.67%, 1/15/2027 (c)	29,758	29,654
(SOFR + 0.78%), 4.85%, 1/24/2028 (c)	29,148	29,208
Wells Fargo Bank NA (SOFR + 1.06%), 5.12%, 8/7/2026 (c)	17,560	17,646
Westpac Banking Corp. (Australia)
(SOFR + 0.55%), 4.61%, 1/29/2026 (a) (c)	13,400	13,408
(SOFR + 0.42%), 4.49%, 4/16/2026 (c)	18,160	18,175
(SOFR + 0.46%), 4.53%, 10/20/2026 (c)	23,000	23,030
		1,377,183

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Beverages — 1.2%
Keurig Dr Pepper, Inc.
(SOFR + 0.58%), 4.64%, 11/15/2026 (c)	55,401	55,387
(SOFRINDX + 0.88%), 4.97%, 3/15/2027 (c)	38,100	38,114
Pepsico Singapore Financing I Pte. Ltd. (SOFRINDX + 0.56%), 4.62%, 2/16/2027 (c)	22,350	22,396
PepsiCo, Inc. (SOFRINDX + 0.40%), 4.46%, 2/13/2026 (c)	500	500
		116,397
Broadline Retail — 0.0% ^
Shutterfly Finance LLC
8.50% (Cash), 10/1/2027 (a) (b)	2,753	2,623
9.75%, 10/1/2027 (a)	307	307
		2,930
Building Products — 0.0% ^
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	900	773
Capital Markets — 2.9%
Bank of New York Mellon Corp. (The) (SOFRINDX + 0.68%), 4.77%, 6/9/2028 (c)	9,150	9,167
Goldman Sachs Bank USA
(SOFR + 0.77%), 4.85%, 3/18/2027 (c)	22,813	22,842
(SOFR + 0.75%), 4.80%, 5/21/2027 (c)	47,953	48,035
Goldman Sachs Group, Inc. (The)
(SOFR + 0.79%), 4.88%, 12/9/2026 (c)	3,029	3,029
(SOFR + 0.81%), 4.90%, 3/9/2027 (c)	9,390	9,402
(SOFR + 0.82%), 4.91%, 9/10/2027 (c)	10,886	10,903
(SOFR + 0.92%), 4.99%, 10/21/2027 (c)	4,535	4,547
(3-MONTH CME TERM SOFR + 2.01%), 5.87%, 10/28/2027 (c)	24,969	25,301
(SOFR + 1.29%), 5.36%, 4/23/2028 (c)	13,750	13,863
Macquarie Bank Ltd. (Australia)
(SOFR + 1.24%), 5.33%, 6/15/2026 (a) (c)	11,056	11,106
(SOFR + 1.20%), 5.29%, 12/7/2026 (a) (c)	8,900	8,975
(SOFR + 0.92%), 5.00%, 7/2/2027 (a) (c)	9,100	9,187
Mizuho Markets Cayman LP (Japan) (SOFR + 0.52%), 4.60%, 10/9/2026 (a) (c)	18,360	18,372
Morgan Stanley (SOFR + 1.02%), 5.09%, 4/13/2028 (c)	25,244	25,365
State Street Bank & Trust Co. (SOFR + 0.46%), 4.51%, 11/25/2026 (c)	8,530	8,554
State Street Corp. (SOFR + 0.85%), 4.91%, 8/3/2026 (c)	18,097	18,152
UBS AG (Switzerland) (SOFR + 0.50%), 4.56%, 5/17/2027 (c)	36,670	36,682
		283,482
Chemicals — 0.0% ^
Axalta Coating Systems LLC 4.75%, 6/15/2027 (a)	730	730
Scotts Miracle-Gro Co. (The) 5.25%, 12/15/2026	500	499
WR Grace Holdings LLC 4.88%, 6/15/2027 (a)	965	956
		2,185
Commercial Services & Supplies — 0.0% ^
CoreCivic, Inc. 8.25%, 4/15/2029	1,015	1,069

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Communications Equipment — 0.0% ^
CommScope LLC
8.25%, 3/1/2027 (a)	1,170	1,172
9.50%, 12/15/2031 (a)	385	391
CommScope Technologies LLC 5.00%, 3/15/2027 (a)	875	874
		2,437
Consumer Finance — 8.0%
American Express Co.
(SOFR + 0.76%), 4.82%, 2/13/2026 (c)	2,651	2,653
(SOFR + 0.75%), 4.82%, 4/23/2027 (c)	32,740	32,789
(SOFRINDX + 0.97%), 5.04%, 7/28/2027 (c)	196	197
(SOFRINDX + 1.00%), 5.06%, 2/16/2028 (c)	34,583	34,770
(SOFR + 0.93%), 5.00%, 7/26/2028 (c)	20,704	20,809
American Honda Finance Corp.
(SOFR + 0.71%), 4.78%, 1/9/2026 (c)	13,277	13,284
(SOFR + 0.50%), 4.53%, 1/12/2026 (c)	16,625	16,630
(SOFR + 0.55%), 4.57%, 5/11/2026 (c)	32,905	32,940
Series A, (SOFR + 0.65%), 4.66%, 5/20/2026 (c)	21,980	22,011
(SOFR + 0.55%), 4.60%, 5/21/2026 (c)	17,380	17,402
(SOFR + 0.65%), 4.68%, 7/15/2026 (c)	22,900	22,940
(SOFRINDX + 0.72%), 4.80%, 10/5/2026 (c)	13,408	13,439
(SOFR + 0.60%), 4.68%, 10/6/2026 (c)	16,540	16,570
(SOFR + 0.75%), 4.78%, 1/15/2027 (c)	15,862	15,908
(SOFR + 0.73%), 4.82%, 3/8/2027 (c)	33,350	33,433
(SOFR + 0.77%), 4.86%, 3/12/2027 (c)	13,450	13,478
(SOFR + 0.71%), 4.78%, 7/9/2027 (c)	11,950	11,952
(SOFR + 0.87%), 4.94%, 7/9/2027 (c)	17,131	17,207
(SOFR + 0.72%), 4.79%, 10/22/2027 (c)	13,750	13,761
(SOFR + 0.82%), 4.87%, 3/3/2028 (c)	5,496	5,507
(SOFR + 0.90%), 5.09%, 9/1/2028 (c)	18,830	18,880
Caterpillar Financial Services Corp.
(SOFR + 0.46%), 4.51%, 2/27/2026 (c)	21,890	21,904
(SOFR + 0.69%), 4.76%, 10/16/2026 (c)	27,300	27,417
(SOFR + 0.38%), 4.45%, 1/7/2027 (c)	17,010	17,036
(SOFR + 0.52%), 4.58%, 5/14/2027 (c)	22,659	22,726
(SOFR + 0.53%), 4.60%, 7/7/2027 (c)	13,770	13,830
(SOFR + 0.56%), 4.62%, 11/15/2027 (c)	23,000	23,149
(SOFR + 0.52%), 4.57%, 3/3/2028 (c)	9,764	9,777
Ford Motor Credit Co. LLC 3.82%, 11/2/2027	2,695	2,645
John Deere Capital Corp.
(SOFR + 0.57%), 4.54%, 3/3/2026 (c)	11,086	11,100
(SOFR + 0.79%), 4.74%, 6/8/2026 (c)	10,761	10,799
(SOFR + 0.40%), 4.35%, 1/5/2027 (c)	23,720	23,762
(SOFR + 0.60%), 4.53%, 4/19/2027 (c)	14,532	14,592
(SOFR + 0.60%), 4.57%, 6/11/2027 (c)	13,966	14,031
(SOFR + 0.68%), 4.63%, 7/15/2027 (c)	23,650	23,808
(SOFR + 0.50%), 4.45%, 3/6/2028 (c)	18,400	18,420

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
Toyota Motor Credit Corp.
(SOFR + 0.65%), 4.73%, 1/5/2026 (c)	20,535	20,542
(SOFRINDX + 0.89%), 4.95%, 5/18/2026 (c)	29,808	29,898
(SOFR + 0.77%), 4.83%, 8/7/2026 (c)	2,862	2,872
(SOFR + 0.47%), 4.54%, 1/8/2027 (c)	18,330	18,344
(SOFR + 0.65%), 4.73%, 3/19/2027 (c)	23,000	23,074
(SOFR + 0.71%), 4.77%, 5/14/2027 (c)	23,000	23,119
(SOFR + 0.50%), 4.50%, 8/25/2027 (c)	23,000	22,997
(SOFR + 0.72%), 4.81%, 9/5/2028 (c)	9,190	9,284
		781,686
Consumer Staples Distribution & Retail — 0.4%
Rite Aid Corp.
7.50%, 7/1/2025 ‡ (h)	489	— (i)
8.00%, 11/15/2026 ‡ (h)	818	—
(3-MONTH CME TERM SOFR + 7.00%), 11.32%, 8/30/2031 ‡ (a) (c) (h)	137	— (i)
Series B, 15.00%, 8/30/2031 ‡ (h)	186	— (i)
Series A, 15.00%, 8/30/2031 ‡ (h)	395	— (i)
Rite Aid Corp., Escrow 8.00%, 10/18/2025 ‡ (h)	368	— (i)
Walmart, Inc. (SOFRINDX + 0.43%), 4.50%, 4/28/2027 (c)	41,400	41,538
		41,538
Containers & Packaging — 0.0% ^
Mauser Packaging Solutions Holding Co. 7.88%, 4/15/2030 (a)	895	863
Diversified Telecommunication Services — 0.1%
CCO Holdings LLC
5.13%, 5/1/2027 (a)	285	285
5.00%, 2/1/2028 (a)	4,140	4,105
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (a)	2,865	2,869
5.88%, 11/1/2029	506	513
Verizon Communications, Inc. (SOFRINDX + 0.79%), 4.87%, 3/20/2026 (c)	2,567	2,570
		10,342
Electric Utilities — 1.0%
Georgia Power Co. (SOFRINDX + 0.28%), 4.37%, 9/15/2026 (c)	33,293	33,293
NextEra Energy Capital Holdings, Inc.
(SOFRINDX + 0.76%), 4.82%, 1/29/2026 (c)	31,500	31,531
4.69%, 9/1/2027	9,190	9,287
(SOFRINDX + 0.80%), 4.86%, 2/4/2028 (c)	23,011	23,167
		97,278
Energy Equipment & Services — 0.0% ^
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (a)	320	329

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Entertainment — 0.1%
Live Nation Entertainment, Inc.
6.50%, 5/15/2027 (a)	3,255	3,287
4.75%, 10/15/2027 (a)	3,690	3,684
		6,971
Financial Services — 1.8%
Mastercard, Inc. (SOFRINDX + 0.44%), 4.53%, 3/15/2028 (c)	9,869	9,891
National Rural Utilities Cooperative Finance Corp.
(SOFR + 0.40%), 4.45%, 12/3/2025 (c)	36,600	36,600
(SOFR + 0.33%), 4.39%, 10/30/2026 (c)	18,400	18,398
(SOFR + 0.58%), 4.63%, 11/22/2026 (c)	36,240	36,348
(SOFR + 0.80%), 4.86%, 2/5/2027 (c)	24,035	24,158
(SOFR + 0.82%), 4.90%, 9/16/2027 (c)	22,800	22,915
PayPal Holdings, Inc. (SOFR + 0.67%), 4.76%, 3/6/2028 (c)	25,917	25,981
		174,291
Ground Transportation — 0.0% ^
Avis Budget Car Rental LLC 5.75%, 7/15/2027 (a)	759	758
Hertz Corp. (The), Escrow 5.50%, 10/15/2024 ‡ (h)	1,753	92
		850
Health Care Providers & Services — 0.6%
HCA, Inc. (SOFR + 0.87%), 4.92%, 3/1/2028 (c)	15,822	15,908
Tenet Healthcare Corp. 5.13%, 11/1/2027	6,530	6,530
UnitedHealth Group, Inc. (SOFR + 0.50%), 4.53%, 7/15/2026 (c)	36,855	36,899
		59,337
Health Care Technology — 0.1%
IQVIA, Inc.
5.00%, 10/15/2026 (a)	275	275
5.00%, 5/15/2027 (a)	3,935	3,930
		4,205
Hotel & Resort REITs — 0.0% ^
RHP Hotel Properties LP 4.75%, 10/15/2027	2,825	2,818
Household Durables — 0.0% ^
CD&R Smokey Buyer, Inc. 9.50%, 10/15/2029 (a)	450	305
Industrial Conglomerates — 0.2%
Siemens Funding BV (Germany) (SOFR + 0.64%), 4.69%, 5/26/2028 (a) (c)	20,040	20,122
Insurance — 0.2%
Metropolitan Life Global Funding I (SOFRINDX + 0.57%), 4.64%, 4/9/2026 (a) (c)	13,900	13,916
Interactive Media & Services — 0.2%
Alphabet, Inc. (SOFR + 0.52%), 4.58%, 11/15/2028 (c)	18,350	18,451
IT Services — 0.0% ^
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	900	903

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Machinery — 0.2%
Daimler Truck Finance North America LLC (Germany)
(SOFR + 0.96%), 4.92%, 9/25/2027 (a) (c)	9,560	9,587
(SOFR + 0.84%), 4.87%, 1/13/2028 (a) (c)	13,750	13,754
		23,341
Media — 0.1%
CSC Holdings LLC
6.50%, 2/1/2029 (a)	1,075	675
5.75%, 1/15/2030 (a)	1,595	589
DISH DBS Corp.
7.75%, 7/1/2026	1,820	1,782
5.25%, 12/1/2026 (a)	2,350	2,296
iHeartCommunications, Inc.
9.13%, 5/1/2029 (a)	2,601	2,407
10.88%, 5/1/2030 (a)	900	741
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	1,705	1,706
4.75%, 11/1/2028 (a)	2,100	2,082
		12,278
Metals & Mining — 0.3%
Glencore Funding LLC (Australia)
(SOFRINDX + 0.75%), 4.83%, 10/1/2026 (a) (c)	13,850	13,864
(SOFRINDX + 1.06%), 5.14%, 4/4/2027 (a) (c)	13,390	13,445
		27,309
Multi-Utilities — 0.3%
Consolidated Edison Co. of New York, Inc. (SOFRINDX + 0.52%), 4.58%, 11/18/2027 (c)	24,585	24,635
Oil, Gas & Consumable Fuels — 0.8%
Chevron USA, Inc.
(SOFRINDX + 0.36%), 4.41%, 2/26/2027 (c)	27,600	27,652
(SOFRINDX + 0.47%), 4.52%, 2/26/2028 (c)	19,210	19,245
(SOFR + 0.57%), 4.63%, 8/13/2028 (c)	22,980	23,081
Crescent Energy Finance LLC 9.25%, 2/15/2028 (a)	734	759
Expand Energy Corp., Escrow 5.50%, 9/15/2026 ‡ (h)	5,690	18
NuStar Logistics LP 6.00%, 6/1/2026	845	847
Permian Resources Operating LLC
8.00%, 4/15/2027 (a)	1,565	1,585
9.88%, 7/15/2031 (a)	779	839
		74,026
Personal Care Products — 0.0% ^
ESC SANCHEZ 8.88%, 3/15/2070 ‡ (h)	3,888	—
Pharmaceuticals — 1.7%
1261229 BC Ltd. 10.00%, 4/15/2032 (a)	2,860	2,957
Bristol-Myers Squibb Co. (SOFR + 0.49%), 4.54%, 2/20/2026 (c)	12,518	12,527
Eli Lilly & Co. (SOFR + 0.53%), 4.63%, 10/15/2028 (c)	33,817	34,029
GlaxoSmithKline Capital plc (United Kingdom) (SOFR + 0.50%), 4.59%, 3/12/2027 (c)	36,800	36,931

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Pharmaceuticals — continued
Merck & Co., Inc. (SOFR + 0.46%), 4.55%, 9/15/2027 (c)	31,684	31,860
Novartis Capital Corp. (SOFR + 0.52%), 4.58%, 11/5/2028 (c)	15,130	15,252
Pfizer, Inc. (SOFR + 0.50%), 4.55%, 11/15/2027 (c)	6,426	6,442
Roche Holdings, Inc. (SOFR + 0.74%), 4.80%, 11/13/2026 (a) (c)	24,806	24,933
Sanofi SA (SOFR + 0.46%), 4.52%, 11/3/2027 (c)	4,600	4,619
		169,550
Semiconductors & Semiconductor Equipment — 0.0% ^
Amkor Technology, Inc. 5.88%, 10/1/2033 (a)	460	468
Software — 0.5%
Oracle Corp. (SOFR + 0.76%), 4.82%, 8/3/2028 (c)	44,560	44,674
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	290	290
		44,964
Specialized REITs — 0.5%
Public Storage Operating Co. (SOFRINDX + 0.70%), 4.77%, 4/16/2027 (c)	48,082	48,216
Specialty Retail — 0.2%
Escrow Rite Aid 0.00%, 12/31/2049 ‡ (h)	129	— (i)
Home Depot, Inc. (The) (SOFR + 0.33%), 4.29%, 12/24/2025 (c)	23,008	23,011
		23,011
Technology Hardware, Storage & Peripherals — 0.2%
Hewlett Packard Enterprise Co. (SOFR + 0.96%), 5.05%, 9/15/2028 (c)	18,340	18,403
Tobacco — 0.1%
Philip Morris International, Inc. (SOFR + 0.83%), 4.89%, 4/28/2028 (c)	10,000	10,065
Trading Companies & Distributors — 0.0% ^
United Rentals North America, Inc. 5.50%, 5/15/2027	425	425
Total Corporate Bonds (Cost $3,820,694)		3,829,426
Mortgage-Backed Securities — 7.7%
FNMA / FHLMC UMBS, Single Family, 30 Year TBA, 6.00%, 12/25/2055 (j) (Cost $752,531)	736,000	753,553
Collateralized Mortgage Obligations — 4.7%
Adjustable Rate Mortgage Trust
Series 2005-5, Class 5A1, 5.69%, 9/25/2035 (k)	—	—
Series 2005-10, Class 1A21, 5.55%, 1/25/2036 (k)	339	323
Alternative Loan Trust
Series 2004-5CB, Class 2A1, 5.00%, 5/25/2019	35	35
Series 2005-50CB, Class 4A1, 5.00%, 11/25/2020	14	13
Series 2005-J11, Class 5A1, 5.50%, 11/25/2020	168	139
Series 2006-J3, Class 2A1, 4.75%, 12/25/2020	153	140
Series 2005-J6, Class 2A1, 5.50%, 7/25/2025	14	13
Series 2006-24CB, Class A23, 6.00%, 8/25/2036	—	—
Series 2006-28CB, Class A17, 6.00%, 10/25/2036	—	—
Series 2006-41CB, Class 2A17, 6.00%, 1/25/2037	287	144
Series 2007-5CB, Class 1A31, 5.50%, 4/25/2037	—	—

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
American Home Mortgage Assets Trust Series 2006-2, Class 2A1, 4.45%, 9/25/2046 (k)	—	—
Angel Oak Mortgage Trust
Series 2020-1, Class A1, 2.47%, 12/25/2059 (a) (k)	940	918
Series 2020-1, Class B1, 3.76%, 12/25/2059 (a) (k)	2,907	2,683
Series 2020-3, Class A1, 1.69%, 4/25/2065 (a) (k)	6,994	6,692
Series 2022-2, Class A1, 3.35%, 1/25/2067 (a) (k)	6,538	6,291
Series 2022-3, Class A1, 4.00%, 1/25/2067 (a)	8,743	8,601
Series 2024-1, Class A1, 5.21%, 8/25/2068 (a) (l)	5,794	5,797
Series 2024-11, Class A3, 6.06%, 8/25/2069 (a) (l)	1,853	1,866
Series 2024-9, Class A1, 5.14%, 9/25/2069 (a) (l)	7,617	7,615
Series 2024-10, Class A1, 5.35%, 10/25/2069 (a) (l)	1,755	1,761
AOMT Series 2024-6, Class A1, 4.65%, 11/25/2067 (a) (l)	4,310	4,285
Banc of America Alternative Loan Trust Series 2006-4, Class 2A1, 6.00%, 3/25/2029	208	191
Banc of America Funding Trust
Series 2006-1, Class 2A1, 5.50%, 1/25/2036	153	137
Series 2006-D, Class 5A2, 5.26%, 5/20/2036 (k)	262	225
Banc of America Mortgage Trust Series 2007-3, Class 1A1, 6.00%, 9/25/2037	—	—
Barclays Mortgage Loan Trust Series 2021-NQM1, Class A1, 1.75%, 9/25/2051 (a) (k)	3,612	3,265
Bear Stearns ARM Trust Series 2005-12, Class 22A1, 6.33%, 2/25/2036 (k)	—	—
Bravo Residential Funding Trust Series 2025-NQM3, Class A1, 5.57%, 3/25/2065 (a) (l)	8,617	8,678
BRAVO Residential Funding Trust
Series 2023-NQM1, Class A1, 5.76%, 1/25/2063 (a) (l)	5,869	5,854
Series 2023-NQM1, Class A2, 6.35%, 1/25/2063 (a) (l)	1,546	1,543
Series 2023-NQM5, Class A1, 6.50%, 6/25/2063 (a) (l)	10,804	10,865
Chase Mortgage Finance Trust Series 2005-S1, Class 1A15, 6.00%, 5/25/2035	—	—
CHL Mortgage Pass-Through Trust
Series 2005-21, Class A2, 5.50%, 10/25/2035	236	125
Series 2006-15, Class A1, 6.25%, 10/25/2036	—	—
Series 2006-20, Class 1A36, 5.75%, 2/25/2037	351	148
Series 2007-5, Class A6, 4.42%, 5/25/2037 (k)	—	—
Citigroup Mortgage Loan Trust Series 2014-10, Class 4A1, 4.27%, 2/25/2037 (a) (k)	406	405
COLT Mortgage Loan Trust Series 2023-3, Class A1, 7.18%, 9/25/2068 (a) (l)	6,110	6,180
Connecticut Avenue Securities Trust
Series 2019-R07, Class 1B1, 7.59%, 10/25/2039 (a) (k)	10,927	11,105
Series 2021-R01, Class 1M2, 5.62%, 10/25/2041 (a) (k)	7,323	7,334
Series 2022-R01, Class 1M1, 5.07%, 12/25/2041 (a) (k)	2,147	2,147
Series 2021-R03, Class 1M2, 5.72%, 12/25/2041 (a) (k)	12,412	12,463
Series 2022-R02, Class 2M1, 5.27%, 1/25/2042 (a) (k)	449	449
Series 2022-R02, Class 2M2, 7.07%, 1/25/2042 (a) (k)	10,400	10,597
Series 2022-R04, Class 1M2, 7.17%, 3/25/2042 (a) (k)	12,435	12,751
Series 2022-R05, Class 2M1, 5.97%, 4/25/2042 (a) (k)	873	875
Series 2023-R01, Class 1M1, 6.47%, 12/25/2042 (a) (k)	6,830	6,975
Series 2023-R02, Class 1M1, 6.37%, 1/25/2043 (a) (k)	8,068	8,228
Series 2023-R04, Class 1M1, 6.37%, 5/25/2043 (a) (k)	7,084	7,222
Series 2023-R08, Class 1M1, 5.57%, 10/25/2043 (a) (k)	3,728	3,732
Series 2024-R01, Class 1M1, 5.12%, 1/25/2044 (a) (k)	489	488
Series 2024-R02, Class 1M1, 5.17%, 2/25/2044 (a) (k)	5,628	5,635
Series 2024-R04, Class 1M1, 5.17%, 5/25/2044 (a) (k)	5,204	5,202

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2024-R05, Class 2M1, 5.07%, 7/25/2044 (a) (k)	5,577	5,573
Series 2024-R06, Class 1M1, 5.12%, 9/25/2044 (a) (k)	1,222	1,222
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland)
Series 2005-7, Class 3A1, 5.00%, 8/25/2020	7	6
Series 2004-5, Class 4A1, 6.00%, 9/25/2034	—	—
Deephaven Residential Mortgage Trust Series 2021-3, Class A1, 1.19%, 8/25/2066 (a) (k)	11,016	9,762
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-AR2, Class A1, 4.37%, 3/25/2037 (k)	—	—
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2005-1, Class 2A1, 3.41%, 2/25/2020 (k)	48	47
Series 2005-1, Class 1A1, 4.57%, 2/25/2035 (k)	—	—
EFMT Series 2025-NQM1, Class A1, 5.67%, 1/25/2070 (a) (k)	7,064	7,112
FHLMC STACR REMIC Trust
Series 2021-DNA5, Class M2, 5.72%, 1/25/2034 (a) (k)	1,073	1,076
Series 2021-DNA6, Class M2, 5.57%, 10/25/2041 (a) (k)	16,450	16,513
Series 2022-DNA2, Class M1A, 5.37%, 2/25/2042 (a) (k)	4,431	4,432
Series 2022-DNA2, Class M1B, 6.47%, 2/25/2042 (a) (k)	3,510	3,569
Series 2022-HQA1, Class M1A, 6.17%, 3/25/2042 (a) (k)	3,463	3,472
Series 2022-DNA3, Class M1B, 6.97%, 4/25/2042 (a) (k)	16,894	17,341
Series 2023-DNA1, Class M1A, 6.14%, 3/25/2043 (a) (k)	1,533	1,554
Series 2023-HQA1, Class M1A, 6.07%, 5/25/2043 (a) (k)	2,099	2,152
Series 2024-DNA1, Class M1, 5.42%, 2/25/2044 (a) (k)	2,268	2,271
Series 2024-HQA1, Class M1, 5.32%, 3/25/2044 (a) (k)	8,301	8,301
Series 2024-DNA2, Class M1, 5.27%, 5/25/2044 (a) (k)	13,790	13,824
Series 2025-DNA1, Class M1, 5.12%, 1/25/2045 (a) (k)	8,736	8,743
FNMA, REMIC Series 2021-47, Class QI, IO, 2.50%, 10/25/2049	34,517	4,106
GCAT Trust
Series 2019-NQM3, Class A1, 3.69%, 11/25/2059 (a) (k)	1,821	1,791
Series 2020-NQM1, Class A1, 3.25%, 1/25/2060 (a) (l)	1,577	1,556
Series 2025-NQM1, Class A1, 5.37%, 11/25/2069 (a) (l)	4,648	4,668
Series 2025-NQM5, Class A1, 4.98%, 8/25/2070 (a) (k)	14,587	14,578
GSR Mortgage Loan Trust Series 2006-3F, Class 2A7, 5.75%, 3/25/2036	—	—
HarborView Mortgage Loan Trust Series 2007-1, Class 2A1A, 4.33%, 3/19/2037 (k)	—	—
Homeward Opportunities Fund Trust Series 2022-1, Class A1, 5.08%, 7/25/2067 (a) (l)	2,780	2,773
Impac CMB Trust Series 2004-6, Class 1A2, 4.85%, 10/25/2034 (k)	—	—
JPMorgan Seasoned Mortgage Trust Series 2014-1, Class A2, 4.57%, 5/25/2033 (a) (k)	1,863	1,837
Lehman Mortgage Trust Series 2006-4, Class 3A1, 5.00%, 8/25/2021	5	4
MASTR Alternative Loan Trust Series 2005-5, Class 3A1, 5.75%, 8/25/2035	—	—
MFA Trust Series 2023-INV2, Class A1, 6.77%, 10/25/2058 (a) (l)	3,866	3,900
Mill City Mortgage Loan Trust Series 2023-NQM1, Class A1, 6.05%, 10/25/2067 (a) (l)	6,591	6,587
NACC Reperforming Loan REMIC Trust Series 2004-R1, Class A1, 6.50%, 3/25/2034 (a)	662	610
New Residential Mortgage Loan Trust Series 2018-RPL1, Class A1, 3.50%, 12/25/2057 (a) (k)	7,729	7,548
Nomura Resecuritization Trust Series 2015-2R, Class 4A1, 4.21%, 12/26/2036 (a) (k)	148	147
NYMT Loan Trust Series 2024-INV1, Class A1, 5.38%, 6/25/2069 (a) (k)	4,458	4,477
OBX Trust
Series 2022-NQM7, Class A1, 5.11%, 8/25/2062 (a) (l)	6,263	6,254
Series 2023-NQM3, Class A1, 5.95%, 2/25/2063 (a) (l)	7,240	7,242
Series 2023-NQM5, Class A1A, 6.57%, 6/25/2063 (a) (l)	3,198	3,216
Series 2023-NQM10, Class A1, 6.46%, 10/25/2063 (a) (l)	1,437	1,454

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2024-NQM11, Class A3, 6.23%, 6/25/2064 (a) (l)	7,058	7,131
Series 2024-NQM12, Class A1, 5.47%, 7/25/2064 (a) (l)	5,531	5,558
Series 2025-NQM14, Class A1F, 5.27%, 7/25/2065 (a) (k)	4,680	4,686
Series 2025-NQM15, Class A1F, 5.22%, 7/27/2065 (a) (k)	5,754	5,756
Series 2025-NQM16, Class A1F, 5.22%, 8/25/2065 (a) (k)	3,510	3,508
Series 2025-NQM18, Class A1, 5.06%, 9/25/2065 (a) (k)	3,168	3,178
Series 2021-NQM1, Class A1, 1.07%, 2/25/2066 (a) (k)	8,043	7,086
PRPM Trust Series 2024-NQM1, Class A1, 6.27%, 12/25/2068 (a) (l)	2,051	2,072
RALI Trust Series 2006-QS18, Class 3A3, 5.75%, 12/25/2036	8	4
Residential Asset Securitization Trust Series 2006-R1, Class A2, 4.47%, 1/25/2046 (k)	—	—
RFMSI Trust
Series 2006-S10, Class 1A1, 6.00%, 10/25/2036	—	—
Series 2006-SA4, Class 2A1, 5.43%, 11/25/2036 (k)	352	296
SG Residential Mortgage Trust
Series 2022-2, Class A1, 5.35%, 8/25/2062 (a) (l)	14,314	14,310
Series 2022-2, Class A2, 5.35%, 8/25/2062 (a) (k)	4,210	4,204
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A3, 2.92%, 9/27/2049 (a) (k)	386	383
Series 2022-2, Class A1, 3.17%, 2/25/2067 (a) (k)	3,454	3,333
Series 2022-4, Class A1, 5.19%, 5/25/2067 (a) (l)	9,606	9,585
Towd Point Mortgage Trust Series 2019-HY2, Class A1, 5.07%, 5/25/2058 (a) (k)	3,107	3,168
Verus Securitization Trust
Series 2021-6, Class A1, 1.63%, 10/25/2066 (a) (k)	7,632	6,763
Series 2023-INV1, Class A1, 6.00%, 2/25/2068 (a) (l)	3,135	3,131
Series 2024-7, Class A1, 5.10%, 9/25/2069 (a) (k)	7,453	7,457
Visio Trust Series 2022-1, Class A1, 5.76%, 8/25/2057 (a) (l)	1,134	1,130
Vista Point Securitization Trust Series 2020-2, Class A1, 1.47%, 4/25/2065 (a) (k)	1,784	1,725
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-8, Class 1A8, 5.50%, 10/25/2035	49	43
Total Collateralized Mortgage Obligations (Cost $451,420)		454,360
Convertible Bonds — 3.3%
Aerospace & Defense — 0.0% ^
MTU Aero Engines AG (Germany) Series MTX, 0.05%, 3/18/2027 (g)	2,800	3,585
Air Freight & Logistics — 0.0% ^
ZTO Express Cayman, Inc. (China) 1.50%, 9/1/2027	1,454	1,342
Automobiles — 0.2%
Ford Motor Co. Zero Coupon, 3/15/2026	9,331	9,830
Nissan Motor Co. Ltd. (Japan) 1.00%, 7/15/2031 (g)	550,000	4,079
Winnebago Industries, Inc. 3.25%, 1/15/2030	1,380	1,244
		15,153
Banks — 0.3%
Barclays Bank plc (United Kingdom) Series MSFT, 1.00%, 2/16/2029	11,518	12,686
BofA Finance LLC 0.60%, 5/25/2027	7,885	8,492
Morgan Stanley Finance LLC Series 0001, Zero Coupon, 3/21/2028 (g)	3,000	3,792
		24,970

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Convertible Bonds — continued
Biotechnology — 0.2%
BioMarin Pharmaceutical, Inc. 1.25%, 5/15/2027	6,774	6,470
Exact Sciences Corp. 0.38%, 3/1/2028	4,466	4,574
Halozyme Therapeutics, Inc. 0.25%, 3/1/2027	7,239	7,994
		19,038
Broadline Retail — 0.1%
JD.com, Inc. (China) 0.25%, 6/1/2029	793	808
Match Group Financeco 3, Inc. 2.00%, 1/15/2030 (a)	9,042	8,056
		8,864
Capital Markets — 0.1%
Cara Obligations SAS (France) 1.50%, 12/1/2030 (g)	1,700	2,502
Orpar SA (France) 2.00%, 2/7/2031 (g)	4,700	5,184
		7,686
Chemicals — 0.1%
Kansai Paint Co. Ltd. (Japan) Zero Coupon, 3/8/2029 (g)	820,000	5,473
Communications Equipment — 0.1%
Lumentum Holdings, Inc. 0.50%, 6/15/2028	4,103	10,243
Construction & Engineering — 0.1%
Vinci SA (France) 0.70%, 2/18/2030 (g)	4,200	5,102
Diversified Telecommunication Services — 0.0% ^
Cellnex Telecom SA (Spain) 0.50%, 7/5/2028 (g)	3,800	4,597
Electrical Equipment — 0.2%
Legrand SA (France) 1.50%, 6/23/2033 (g)	6,300	7,890
Schneider Electric SE Series SUFP, 1.63%, 6/28/2031 (g)	8,200	10,029
		17,919
Electronic Equipment, Instruments & Components — 0.1%
Ibiden Co. Ltd. (Japan) Zero Coupon, 3/14/2031 (g)	190,000	1,826
Itron, Inc. Zero Coupon, 3/15/2026	2,965	2,948
Taiyo Yuden Co. Ltd. (Japan) Zero Coupon, 10/18/2030 (g)	740,000	5,014
		9,788
Entertainment — 0.1%
Live Nation Entertainment, Inc. 2.88%, 1/15/2030 (a)	7,792	7,870
Financial Services — 0.4%
Affirm Holdings, Inc. 0.75%, 12/15/2029 (a)	4,459	4,774
Block, Inc. Zero Coupon, 5/1/2026	5,295	5,163
Citigroup Global Markets Funding Luxembourg SCA Zero Coupon, 3/15/2028 (g)	5,700	6,987
Citigroup Global Markets Holdings, Inc.
1.00%, 4/9/2029 (g)	4,000	4,657
0.80%, 2/5/2030 (g)	8,000	10,122
Global Payments, Inc. 1.50%, 3/1/2031	1,645	1,472
Shift4 Payments, Inc. 0.50%, 8/1/2027	1,278	1,257
		34,432
Health Care Equipment & Supplies — 0.1%
Dexcom, Inc. 0.38%, 5/15/2028	8,714	7,947

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Convertible Bonds — continued
Health Care Equipment & Supplies — continued
Envista Holdings Corp. 1.75%, 8/15/2028	4,201	3,996
Integer Holdings Corp. 2.13%, 2/15/2028	2,309	2,478
		14,421
Health Care Providers & Services — 0.0% ^
Fresenius SE & Co. KGaA (Germany) 0.00%, 3/11/2028 (g)	2,600	2,992
Hotels, Restaurants & Leisure — 0.2%
Airbnb, Inc. Zero Coupon, 3/15/2026	7,571	7,446
DoorDash, Inc. Zero Coupon, 5/15/2030 (a)	6,201	6,112
DraftKings Holdings, Inc. Zero Coupon, 3/15/2028	5,066	4,559
Wynn Macau Ltd. (Macau) 4.50%, 3/7/2029 (a)	2,305	2,410
		20,527
Household Durables — 0.0% ^
Meritage Homes Corp. 1.75%, 5/15/2028	1,561	1,563
Industrial REITs — 0.1%
Rexford Industrial Realty LP 4.13%, 3/15/2029 (a)	4,984	5,029
Interactive Media & Services — 0.1%
Snap, Inc.
0.75%, 8/1/2026	3,508	3,385
0.50%, 5/1/2030	2,659	2,317
		5,702
IT Services — 0.1%
Akamai Technologies, Inc. 1.13%, 2/15/2029	5,594	5,582
Wix.com Ltd. (Israel) Zero Coupon, 9/15/2030 (a)	5,866	5,015
		10,597
Life Sciences Tools & Services — 0.0% ^
QIAGEN NV 2.50%, 9/10/2031 (g)	3,000	3,169
Machinery — 0.0% ^
Daifuku Co. Ltd. (Japan) Series 2028, Zero Coupon, 9/14/2028 (g)	140,000	1,311
Media — 0.0% ^
EchoStar Corp. 3.88% (PIK), 11/30/2030 (b)	237	559
Metals & Mining — 0.0% ^
JFE Holdings, Inc. (Japan) Zero Coupon, 9/28/2028 (g)	740,000	4,801
Oil, Gas & Consumable Fuels — 0.1%
Eni SpA (Italy) 2.95%, 9/14/2030 (g)	6,500	8,044
Passenger Airlines — 0.0% ^
ANA Holdings, Inc. (Japan) Zero Coupon, 12/10/2031 (g)	400,000	2,855
Pharmaceuticals — 0.0% ^
Jazz Investments I Ltd. 2.00%, 6/15/2026	2,595	3,070
Real Estate Management & Development — 0.0% ^
LEG Immobilien SE (Germany) 0.40%, 6/30/2028 (g)	700	756
Retail REITs — 0.0% ^
Federal Realty OP LP 3.25%, 1/15/2029 (a)	1,560	1,569

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Convertible Bonds — continued
Semiconductors & Semiconductor Equipment — 0.3%
Microchip Technology, Inc. 0.75%, 6/1/2030	8,573	8,251
MKS, Inc. 1.25%, 6/1/2030	1,647	2,073
ON Semiconductor Corp. 0.50%, 3/1/2029	9,143	8,487
Rohm Co. Ltd. (Japan) Zero Coupon, 4/24/2029 (g)	600,000	3,949
STMicroelectronics NV (Singapore) Series B, Zero Coupon, 8/4/2027 (g)	5,400	5,155
		27,915
Software — 0.2%
BILL Holdings, Inc. Zero Coupon, 4/1/2030 (a)	4,141	3,747
Datadog, Inc. Zero Coupon, 12/1/2029 (a)	6,987	7,393
Dropbox, Inc.
Zero Coupon, 3/1/2026	2,842	2,804
Zero Coupon, 3/1/2028	3,241	3,346
Unity Software, Inc. Zero Coupon, 11/15/2026	3,768	3,606
Workiva, Inc. 1.25%, 8/15/2028	1,325	1,338
Zscaler, Inc. Zero Coupon, 7/15/2028 (a)	1,634	1,561
		23,795
Specialty Retail — 0.1%
Anllian Capital 2 Ltd. (China) Zero Coupon, 12/5/2029 (g)	7,500	8,846
Total Convertible Bonds (Cost $305,288)		323,583
Loan Assignments — 0.5% (m)
Aerospace & Defense — 0.0% ^
Spirit AeroSystems, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.50%), 8.34%, 1/15/2027 (c)	233	233
TransDigm, Inc., 1st Lien Term Loan J (3-MONTH CME TERM SOFR + 2.50%), 6.50%, 2/28/2031 (c)	425	425
		658
Automobile Components — 0.0% ^
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.17%, 1/31/2031 (c)	567	569
DexKo Global, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 7.78%, 10/4/2028 (c)	995	980
		1,549
Beverages — 0.0% ^
Primo Brands Corp., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.25%, 3/31/2028 (c)	850	851
Broadline Retail — 0.0% ^
Shutterfly Finance LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 6.00%), 9.84%, 10/1/2027 (c)	99	99
Shutterfly Finance LLC, 2nd Lien Term Loan (3-MONTH CME TERM SOFR + 5.00%), 8.82%, 10/1/2027 (c)	233	222
		321
Building Products — 0.0% ^
Quikrete Holdings, Inc., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.17%, 3/19/2029 (c)	809	810
Chemicals — 0.1%
Ecovyst Catalyst Technologies LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.00%), 5.84%, 6/12/2031 (c)	1,470	1,470
INEOS US Finance LLC, 1st Lien Term Loan (Luxembourg) (1-MONTH CME TERM SOFR + 3.25%), 7.17%, 2/18/2030 (c)	1,786	1,504
Venator Materials LLC, 1st Lien Term Loan
(3-MONTH CME TERM SOFR + 2.00%), 13.89%, 1/16/2026 (c)	386	347

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Chemicals — continued
(3-MONTH CME TERM SOFR + 8.00% (PIK) + 2.00%), 5.90%, 10/12/2028 (b) (c)	631	315
Venator Materials LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 8.00% (PIK) + 2.00%), 6.00%, 7/16/2026 (b) (c)	385	347
		3,983
Commercial Services & Supplies — 0.1%
APi Group DE, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 5.67%, 1/3/2029 (c)	477	477
Conservice Midco LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.72%, 5/13/2030 (c)	416	418
Enviri Corp., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 2.25%), 6.33%, 6/9/2028 (c)	461	461
Garda World Security Corp., 1st Lien Term Loan (Canada) (1-MONTH CME TERM SOFR + 3.00%), 6.95%, 2/1/2029 (c) (n)	289	288
Guardian US Holdco LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.50%), 7.50%, 1/31/2030 (c)	342	342
Madison IAQ LLC, 1st Lien Term Loan (6-MONTH CME TERM SOFR + 2.50%), 6.70%, 6/21/2028 (c)	2,644	2,653
Prime Security Services Borrower LLC, 1st Lien Term Loan B-1 (6-MONTH CME TERM SOFR + 2.00%), 6.13%, 10/15/2030 (c)	435	434
		5,073
Construction & Engineering — 0.0% ^
Pike Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.03%, 1/21/2028 (c)	806	808
Consumer Staples Distribution & Retail — 0.0% ^
Moran Foods LLC, 1st Lien PIK Term Loan (3-MONTH CME TERM SOFR + 9.35% (PIK) + 2.00%), 2.00%, 6/30/2026 ‡ (b) (c)	2,944	732
Moran Foods LLC, 1st Lien Super Senior Delayed Draw Term Loan (3-MONTH CME TERM SOFR + 15.83% (PIK) + 11.50%), 15.44%, 6/30/2026 ‡ (b) (c)	89	85
Moran Foods LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 12.81% (PIK) + 8.50%), 12.34%, 1/2/2029 ‡ (b) (c)	731	694
Moran Foods LLC, 1st Lien Term Loan A (3-MONTH CME TERM SOFR + 6.81% (PIK) + 2.50%), 6.34%, 1/2/2029 ‡ (b) (c)	800	760
Moran Foods LLC, 2nd Lien PIK Term Loan (3-MONTH CME TERM SOFR + 9.35% (PIK) + 2.00%), 2.00%, 6/30/2026 ‡ (b) (c)	4,088	—
Utz Quality Foods LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 6.50%, 1/29/2032 (c)	211	210
		2,481
Containers & Packaging — 0.0% ^
Graham Packaging Co., Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.42%, 8/4/2027 (c)	984	986
Trident TPI Holdings, Inc., 1st Lien Term Loan B-7 (3-MONTH CME TERM SOFR + 3.75%), 7.75%, 9/15/2028 (c)	584	563
		1,549
Diversified Consumer Services — 0.0% ^
St. George's University Scholastic Services LLC, 1st Lien Term Loan (Canada) (1-MONTH CME TERM SOFR + 2.75%), 6.67%, 2/12/2029 (c)	719	704
Diversified Telecommunication Services — 0.0% ^
Altice Financing SA, 1st Lien Term Loan (Luxembourg) (3-MONTH CME TERM SOFR + 5.00%), 8.90%, 10/29/2027 (c) (n)	172	126
Altice France SA, 1st Lien Term Loan B-14 (France) (3-MONTH CME TERM SOFR + 6.88%), 10.86%, 5/30/2031 (c)	217	218
Lumen Technologies, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.35%), 6.38%, 4/16/2029 (c)	742	737
Lumen Technologies, Inc., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.35%), 6.38%, 4/15/2030 (c)	321	319
		1,400
Electric Utilities — 0.0% ^
Constellation Renewables LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.00%), 5.82%, 12/15/2027 (c)	788	790
Electrical Equipment — 0.0% ^
Vertiv Group Corp., 1st Lien Term Loan B-4 (1-MONTH CME TERM SOFR + 1.75%), 5.73%, 8/12/2032 (c)	1,145	1,149

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Entertainment — 0.0% ^
Crown Finance US, Inc., 1st Lien Term Loan (United Kingdom) (1-MONTH CME TERM SOFR + 4.50%), 8.48%, 12/2/2031 (c)	995	994
WMG Acquisition Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 1.75%), 5.57%, 1/24/2031 (c)	1,178	1,177
		2,171
Ground Transportation — 0.0% ^
First Student Bidco, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.42%, 8/15/2030 (c)	636	638
First Student Bidco, Inc., 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 2.50%), 6.42%, 8/15/2030 (c)	195	195
Hertz Corp. (The), 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 7.53%, 6/30/2028 (c) (n)	1,054	871
Hertz Corp. (The), 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.50%), 7.53%, 6/30/2028 (c) (n)	208	171
		1,875
Health Care Equipment & Supplies — 0.0% ^
Bausch + Lomb Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.25%), 8.17%, 1/15/2031 (c)	715	719
Medline Borrower LP, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.00%), 5.96%, 10/23/2028 (c)	367	368
		1,087
Health Care Providers & Services — 0.1%
ICON Luxembourg SARL, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.00%), 6.00%, 7/3/2028 (c)	154	155
MED ParentCo LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 7.17%, 4/15/2031 (c)	354	355
Phoenix Newco, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.17%, 11/15/2028 (c)	971	974
PRA Health Sciences, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.00%), 6.00%, 7/3/2028 (c)	38	39
US Renal Care, Inc., 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 5.00%), 9.03%, 6/28/2028 (c) (n)	1,107	1,047
		2,570
Hotels, Restaurants & Leisure — 0.0% ^
Whatabrands LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.42%, 8/3/2028 (c)	914	916
Insurance — 0.0% ^
Asurion LLC, 1st Lien Term Loan B-11 (1-MONTH CME TERM SOFR + 4.25%), 8.27%, 8/21/2028 (c)	611	609
Asurion LLC, 1st Lien Term Loan B-9 (1-MONTH CME TERM SOFR + 3.25%), 7.28%, 7/30/2027 (c)	339	339
Asurion LLC, 2nd Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 5.25%), 9.28%, 1/31/2028 (c)	535	511
HUB International Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.12%, 6/20/2030 (c)	540	542
USI, Inc., 1st Lien Term Loan D (3-MONTH CME TERM SOFR + 2.25%), 6.25%, 11/21/2029 (c)	411	412
		2,413
IT Services — 0.0% ^
Arches Buyer, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.27%, 12/6/2027 (c)	194	194
Indy US Holdco LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.47%, 10/31/2030 (c)	404	404
Virtusa Corp., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 3.25%), 7.17%, 2/15/2029 (c)	231	230
		828
Leisure Products — 0.0% ^
FGI Operating Co. LLC, 1st Lien Term Loan, 0.00%, 12/31/2025 ‡ (h) (k)	2,243	22
Machinery — 0.0% ^
TK Elevator Midco GmbH, 1st Lien Term Loan B-1 (Germany) (6-MONTH CME TERM SOFR + 3.00%), 7.20%, 4/30/2030 (c)	356	358
Media — 0.0% ^
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.00%), 8.03%, 8/23/2028 (c)	570	571
DIRECTV Financing LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 5.00%), 9.10%, 8/2/2027 (c)	11	11

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Media — continued
EW Scripps Co. (The), 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 3.35%), 7.42%, 11/30/2029 (c)	174	169
iHeartCommunications, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.78%), 9.81%, 5/1/2029 (c)	1,683	1,497
		2,248
Oil, Gas & Consumable Fuels — 0.0% ^
Buckeye Partners LP, 1st Lien Term Loan B-7 (1-MONTH CME TERM SOFR + 1.75%), 5.67%, 11/22/2032 (c)	436	437
Whitewater Whistler Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 1.75%), 5.81%, 2/15/2030 (c)	557	555
		992
Personal Care Products — 0.0% ^
Conair Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 7.78%, 5/17/2028 (c)	588	289
Knowlton Development Corp., Inc., 1st Lien Term Loan (Canada) (1-MONTH CME TERM SOFR + 3.50%), 7.42%, 8/15/2028 (c)	329	330
		619
Pharmaceuticals — 0.0% ^
Jazz Financing Lux SARL, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.17%, 5/5/2028 (c)	367	368
Professional Services — 0.0% ^
Ensemble RCM LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 6.84%, 8/1/2029 (c)	1,021	1,025
WEC US Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.00%), 5.98%, 1/27/2031 (c)	1,512	1,514
		2,539
Semiconductors & Semiconductor Equipment — 0.0% ^
Altar Bidco, Inc., 2nd Lien Term Loan (12-MONTH CME TERM SOFR + 5.60%), 9.28%, 2/1/2030 (c)	251	236
Software — 0.1%
AthenaHealth Group, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.67%, 2/15/2029 (c)	259	258
DCert Buyer, Inc., 2nd Lien Term Loan (1-MONTH CME TERM SOFR + 7.00%), 10.92%, 2/16/2029 (c)	220	198
Project Boost Purchaser LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.67%, 7/16/2031 (c)	745	745
Proofpoint, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 6.92%, 8/31/2028 (c)	549	551
RealPage, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 7.26%, 4/24/2028 (c)	278	278
Skopima Consilio Parent LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 7.67%, 5/12/2028 (c)	934	849
Thoughtworks, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.53%, 3/24/2028 (c)	180	170
UKG, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 6.34%, 2/10/2031 (c)	1,164	1,163
		4,212
Specialty Retail — 0.1%
AWS Claire's LLC, 1st Lien Term Loan, 10.00%, 9/18/2030 ‡	656	656
Petco Health & Wellness Co., Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.51%, 3/3/2028 (c)	1,378	1,354
Serta Simmons Bedding LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 7.50%), 11.62%, 6/29/2028 (c)	90	84
Staples, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 5.75%), 9.60%, 8/23/2029 (c)	1,141	1,070
White Cap Supply Holdings LLC, 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.25%), 7.21%, 10/19/2029 (c)	647	648
		3,812
Total Loan Assignments (Cost $57,759)		49,392
Asset-Backed Securities — 0.3%
Bear Stearns Asset-Backed Securities Trust Series 2004-SD1, Class M2, 5.82%, 12/25/2042 (l)	783	711
Carrington Mortgage Loan Trust Series 2006-NC1, Class M2, 4.70%, 1/25/2036 (k)	18,441	16,706
Fremont Home Loan Trust Series 2006-1, Class 1A1, 4.38%, 4/25/2036 (k)	—	—

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
GSAMP Trust
Series 2006-FM3, Class A1, 4.35%, 11/25/2036 (k)	—	—
Series 2007-HE1, Class A2C, 4.37%, 3/25/2047 (k)	8,032	7,597
Home Equity Mortgage Loan Asset-Backed Trust Series 2004-B, Class M2, 4.94%, 11/25/2034 (k)	242	238
New Century Home Equity Loan Trust
Series 2003-5, Class AI7, 4.85%, 11/25/2033 (k)	—	—
Series 2005-1, Class M6, 5.27%, 3/25/2035 (k)	3,955	3,907
Option One Mortgage Loan Trust Series 2004-3, Class M2, 4.92%, 11/25/2034 (k)	341	368
RAMP Trust Series 2005-EFC6, Class M4, 4.95%, 11/25/2035 (k)	2,540	2,484
Saxon Asset Securities Trust Series 2002-3, Class AF6, 5.41%, 5/25/2031 (l)	472	473
Securitized Asset-Backed Receivables LLC Trust
Series 2006-NC3, Class A1, 4.35%, 9/25/2036 (k)	—	—
Series 2006-WM2, Class A2A, 4.39%, 9/25/2036 (k)	—	—
Terwin Mortgage Trust Series 2006-3, Class 2A2, 4.49%, 4/25/2037 (a) (k)	620	610
Total Asset-Backed Securities (Cost $32,270)		33,094
	SHARES (000)
Common Stocks — 0.1%
Aerospace & Defense — 0.0% ^
Incora Top Holdco LLC ‡ *	1	18
Broadline Retail — 0.0% ^
Moran Foods Backstop Equity ‡ *	21,191,575	21
MYT Holding LLC ‡ *	1,412	353
NMG Parent LLC, Escrow ‡ *	47	586
		960
Chemicals — 0.0% ^
Venator Materials plc ‡ *	—	4
Commercial Services & Supplies — 0.0% ^
Remington LLC ‡ *	10,426	—
Distributors — 0.0% ^
Incora Intermediate LLC ‡ *	19	221
Health Care Equipment & Supplies — 0.0% ^
New Evhc Physical Equity *	36	546
Health Care Providers & Services — 0.1%
International Oncology Care, Inc. ‡ *	158	2,438
Machinery — 0.0% ^
SSB Equipment Co., Inc. ‡ *	22	—
Media — 0.0% ^
iHeartMedia, Inc., Class A *	71	277
SES SA (Luxembourg) ‡ *	129	2,024
		2,301
Oil, Gas & Consumable Fuels — 0.0% ^
Gulfport Energy Corp. *	2	461

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Pharmaceuticals — 0.0% ^
Mallinckrodt *	5	489
Mallinckrodt plc ‡	218,251	—
		489
Specialty Retail — 0.0% ^
Neiman Marcus ‡ *	5	649
Rite Aid ‡ *	1	— (i)
Serta Simmons Bedding LLC *	22	193
		842
Total Common Stocks (Cost $3,326)		8,280
	PRINCIPAL AMOUNT ($000)
Commercial Mortgage-Backed Securities — 0.0% ^
Harvest Commercial Capital Loan Trust Series 2019-1, Class M4, 4.64%, 9/25/2046 (a) (k) (Cost $3,553)	3,555	3,486
	SHARES (000)
Preferred Stocks — 0.0% ^
Broadline Retail — 0.0% ^
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡ (Cost $2,134)	2,224	2,724
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
Oil, Gas & Consumable Fuels — 0.0% ^
Expand Energy Corp. expiring 2/9/2026, price 29.99 USD (United States) * (Cost $— (i))	—	—
	SHARES (000)
Short-Term Investments — 52.3%
Investment Companies — 51.5%
JPMorgan Prime Money Market Fund Class IM Shares, 4.06% (o) (p) (Cost $5,037,164)	5,036,008	5,038,022
	PRINCIPAL AMOUNT ($000)
Repurchase Agreements — 0.7%
BofA Securities, Inc., 4.47%, dated 11/28/2025, due 3/20/2026, repurchase price $65,904, collateralized by Asset-Backed Securities, 0.00% - 9.77%, due 7/20/2027 - 7/15/2055, Collateralized Mortgage Obligations, 0.00% - 2.57%, due 5/25/2035 - 9/25/2063, Corporate Notes & Bonds, 0.00%, due 11/24/2028 - 8/1/2034 and FNMA, 4.75% - 9.44%, due 6/27/2039 - 3/25/2058, with the value of $71,314. (Cost $65,000)	65,000	65,000

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Bills, 3.79%, 1/22/2026 (q) (r) (Cost $6,301)	6,335	6,300
Total Short-Term Investments (Cost $5,108,465)		5,109,322
Total Investments — 108.1% (Cost $10,537,440)		10,567,220
Liabilities in Excess of Other Assets — (8.1)%		(788,879)
NET ASSETS — 100.0%		9,778,341

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
CME	Chicago Mercantile Exchange
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PIK	Payment In Kind
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2025.
(d)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at November 30, 2025 is $31,856 or 0.33% of the Fund’s net
assets as of November 30, 2025.

(e)	Security is an interest bearing note with preferred security characteristics.
(f)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2025.

(g)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(h)	Defaulted security.
(i)	Value is zero.
(j)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(k)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2025.

(l)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2025.

(m)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(n)	All or a portion of this security is unsettled as of November 30, 2025. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(o)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(p)	The rate shown is the current yield as of November 30, 2025.
(q)	The rate shown is the effective yield as of November 30, 2025.
(r)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
TBA Short Commitments

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($000)	VALUE ($000)
FNMA / FHLMC UMBS, Single Family, 30 Year
TBA, 5.50%, 12/25/2055 (a)	(368,000)	(372,639)
TBA, 6.50%, 12/25/2055 (a)	(368,000)	(381,213)
(Proceeds received of $752,594)		(753,852)

Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

(a)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
Futures contracts outstanding as of November 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	644	03/31/2026	USD	134,505	110
U.S. Treasury 5 Year Note	1,531	03/31/2026	USD	168,051	10
3 Month SOFR	4,583	09/15/2026	USD	1,107,883	260
					380
Short Contracts
U.S. Treasury 10 Year Note	(48)	03/20/2026	USD	(5,441)	(12)
U.S. Treasury Ultra Bond	(367)	03/20/2026	USD	(44,384)	(26)
U.S. Treasury 5 Year Note	(11)	03/31/2026	USD	(1,207)	(2)
3 Month SOFR	(4,583)	09/19/2028	USD	(1,109,258)	(705)
					(745)
					(365)

Abbreviations
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
Forward foreign currency exchange contracts outstanding as of November 30, 2025 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	70,953	USD	82,149	Barclays Bank plc	12/4/2025	190
JPY	4,578,613	USD	29,293	HSBC Bank, NA	12/4/2025	25
USD	74,506	EUR	64,019	HSBC Bank, NA	12/4/2025	214
USD	1,436	EUR	1,234	Standard Chartered Bank	12/4/2025	4
USD	30,815	JPY	4,695,313	Barclays Bank plc	12/4/2025	750
USD	1,104	JPY	167,756	Goldman Sachs International	12/4/2025	30
USD	1,071	JPY	164,604	HSBC Bank, NA	12/4/2025	17
EUR	1,055	USD	1,225	State Street Corp.	1/5/2026	2
Total unrealized appreciation						1,232
EUR	2,281	USD	2,655	Barclays Bank plc	12/4/2025	(9)
EUR	1,514	USD	1,758	HSBC Bank, NA	12/4/2025	(1)
JPY	294,570	USD	1,943	BNP Paribas	12/4/2025	(57)
JPY	154,491	USD	1,006	Merrill Lynch International	12/4/2025	(16)
USD	10,983	EUR	9,496	HSBC Bank, NA	12/4/2025	(36)
USD	82,297	EUR	70,953	Barclays Bank plc	1/5/2026	(192)
USD	29,392	JPY	4,578,613	HSBC Bank, NA	1/5/2026	(33)
Total unrealized depreciation						(344)
Net unrealized appreciation						888

Abbreviations
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar
Over-the-Counter ("OTC") Credit default swap contracts outstanding — buy protection (*) as of November 30, 2025 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
ABX.HE.AAA.06-2	0.11	Monthly	Bank of America NA	5/25/2046	0.58	USD14,170	2,771	(2,588)	183
ABX.HE.AAA.06-2	0.11	Monthly	Bank of America NA	5/25/2046	0.58	USD6,970	1,309	(1,219)	90
ABX.HE.AAA.06-2	0.11	Monthly	Barclays Bank plc	5/25/2046	0.58	USD13,370	3,974	(3,801)	173
ABX.HE.AAA.06-2	0.11	Monthly	Credit Suisse International	5/25/2046	0.58	USD6,600	1,840	(1,755)	85
ABX.HE.AAA.06-2	0.11	Monthly	Credit Suisse International	5/25/2046	0.58	USD13,230	3,366	(3,195)	171
							13,260	(12,558)	702

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
ABX	Asset-Backed Securities Index
USD	United States Dollar

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of November 30, 2025 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.45-V1	5.00	Quarterly	12/20/2030	3.23	USD 37,000	(2,704)	(405)	(3,109)
CDX.NA.HY.45-V1	5.00	Quarterly	12/20/2030	3.23	USD 44,200	(3,217)	(497)	(3,714)
CDX.NA.IG.45-V1	1.00	Quarterly	12/20/2030	0.51	USD 549,850	(12,037)	(1,361)	(13,398)
iTraxx.Europe.Crossover.44-V1	5.00	Quarterly	12/20/2030	2.56	EUR 68,750	(8,195)	(1,079)	(9,274)
iTraxx.Europe.Main.44-V1	1.00	Quarterly	12/20/2030	0.53	EUR 115,000	(2,808)	(437)	(3,245)
iTraxx.Europe.Sub.Financials.44-V1	1.00	Quarterly	12/20/2030	0.97	EUR 114,570	(57)	(378)	(435)
						(29,018)	(4,157)	(33,175)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
EUR	Euro
USD	United States Dollar
Summary of total OTC swap contracts outstanding as of November 30, 2025 (amounts in thousands):

	NET UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE ($)
Assets
OTC Credit default swap contracts outstanding - buy protection	13,260	702

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Certain short term investments may be valued using the amortized cost method, provided it approximates the fair market value of the investment. The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can generally be expected to vary inversely with changes in prevailing interest rates.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$33,094	$—	$33,094
Collateralized Mortgage Obligations	—	454,360	—	454,360
Commercial Mortgage-Backed Securities	—	3,486	—	3,486
Common Stocks
Aerospace & Defense	—	—	18	18
Broadline Retail	—	—	960	960
Chemicals	—	—	4	4
Commercial Services & Supplies	—	—	—	—
Distributors	—	—	221	221
Health Care Equipment & Supplies	—	546	—	546
Health Care Providers & Services	—	—	2,438	2,438
Machinery	—	—	— (a)	— (a)
Media	277	—	2,024	2,301
Oil, Gas & Consumable Fuels	461	—	—	461
Pharmaceuticals	—	489	—	489
Specialty Retail	—	193	649	842
Total Common Stocks	738	1,228	6,314	8,280
Convertible Bonds	—	323,583	—	323,583
Corporate Bonds
Aerospace & Defense	—	128	192	320
Automobile Components	—	15,663	—	15,663
Automobiles	—	316,091	—	316,091
Banks	—	1,377,183	—	1,377,183
Beverages	—	116,397	—	116,397
Broadline Retail	—	2,930	—	2,930
Building Products	—	773	—	773
Capital Markets	—	283,482	—	283,482
Chemicals	—	2,185	—	2,185
Commercial Services & Supplies	—	1,069	—	1,069
Communications Equipment	—	2,437	—	2,437
Consumer Finance	—	781,686	—	781,686
Consumer Staples Distribution & Retail	—	41,538	— (a)	41,538
Containers & Packaging	—	863	—	863
Diversified Telecommunication Services	—	10,342	—	10,342
Electric Utilities	—	97,278	—	97,278
Energy Equipment & Services	—	329	—	329
Entertainment	—	6,971	—	6,971

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Financial Services	$—	$174,291	$—	$174,291
Ground Transportation	—	758	92	850
Health Care Providers & Services	—	59,337	—	59,337
Health Care Technology	—	4,205	—	4,205
Hotel & Resort REITs	—	2,818	—	2,818
Household Durables	—	305	—	305
Industrial Conglomerates	—	20,122	—	20,122
Insurance	—	13,916	—	13,916
Interactive Media & Services	—	18,451	—	18,451
IT Services	—	903	—	903
Machinery	—	23,341	—	23,341
Media	—	12,278	—	12,278
Metals & Mining	—	27,309	—	27,309
Multi-Utilities	—	24,635	—	24,635
Oil, Gas & Consumable Fuels	—	74,008	18	74,026
Personal Care Products	—	—	—(a )	—(a )
Pharmaceuticals	—	169,550	—	169,550
Semiconductors & Semiconductor Equipment	—	468	—	468
Software	—	44,964	—	44,964
Specialized REITs	—	48,216	—	48,216
Specialty Retail	—	23,011	— (b)	23,011
Technology Hardware, Storage & Peripherals	—	18,403	—	18,403
Tobacco	—	10,065	—	10,065
Trading Companies & Distributors	—	425	—	425
Total Corporate Bonds	—	3,829,124	302	3,829,426
Loan Assignments
Aerospace & Defense	—	658	—	658
Automobile Components	—	1,549	—	1,549
Beverages	—	851	—	851
Broadline Retail	—	321	—	321
Building Products	—	810	—	810
Chemicals	—	3,983	—	3,983
Commercial Services & Supplies	—	5,073	—	5,073
Construction & Engineering	—	808	—	808
Consumer Staples Distribution & Retail	—	210	2,271	2,481
Containers & Packaging	—	1,549	—	1,549
Diversified Consumer Services	—	704	—	704
Diversified Telecommunication Services	—	1,400	—	1,400
Electric Utilities	—	790	—	790
Electrical Equipment	—	1,149	—	1,149
Entertainment	—	2,171	—	2,171
Ground Transportation	—	1,875	—	1,875
Health Care Equipment & Supplies	—	1,087	—	1,087
Health Care Providers & Services	—	2,570	—	2,570
Hotels, Restaurants & Leisure	—	916	—	916
Insurance	—	2,413	—	2,413
IT Services	—	828	—	828

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Leisure Products	$—	$—	$22	$22
Machinery	—	358	—	358
Media	—	2,248	—	2,248
Oil, Gas & Consumable Fuels	—	992	—	992
Personal Care Products	—	619	—	619
Pharmaceuticals	—	368	—	368
Professional Services	—	2,539	—	2,539
Semiconductors & Semiconductor Equipment	—	236	—	236
Software	—	4,212	—	4,212
Specialty Retail	—	3,156	656	3,812
Total Loan Assignments	—	46,443	2,949	49,392
Mortgage-Backed Securities	—	753,553	—	753,553
Preferred Stocks	—	—	2,724	2,724
Warrants	— (a)	—	—	— (a)
Short-Term Investments
Investment Companies	5,038,022	—	—	5,038,022
Repurchase Agreements	—	65,000	—	65,000
U.S. Treasury Obligations	—	6,300	—	6,300
Total Short-Term Investments	5,038,022	71,300	—	5,109,322
Total Investments in Securities	$5,038,760	$5,516,171	$12,289	$10,567,220
Liabilities
TBA Short Commitment	$—	$(753,852)	$—	$(753,852)
Total Liabilities in Securities Sold Short	$—	$(753,852)	$—	$(753,852)
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$1,232	$—	$1,232
Futures Contracts	380	—	—	380
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(344)	$—	$(344)
Futures Contracts	(745)	—	—	(745)
Swaps	—	(16,715)	—	(16,715)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(365)	$(15,827)	$—	$(16,192)

(a)	Amount rounds to less than one thousand.
(b)	Value is zero.
There were no significant transfers into or out of level 3 for the period ended November 30, 2025.
As of November 30, 2025, the Fund held restricted securities, other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act, as follows:
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2025	Shares at November 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.06% (a) (b)	$4,990,276	$6,013,986	$5,965,962	$(178)	$(100)	$5,038,022	5,036,008	$149,676	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2025.
C. Derivatives— The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (3) below describe the various derivatives used by the Fund.
(1). Futures Contracts— The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.
(3). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.